Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
– Property, plant and equipment, net	$ (11,354)	$ 4,539